Offsets	Oct. 29, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	WelltowerInc.
Form or Filing Type	S-3
File Number	333-264093
Initial Filing Date	Apr. 30, 2024
Fee Offset Claimed	$ 102,850.98
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 696,822,384
Offset Note
(1)
$3,500,000,000 in aggregate offering amount of the Registrant’s common stock, par value $1.00 per share, was previously registered under the prospectus supplement filed by the Registrant on April 30, 2024 and the Registration Statement, of which $696,822,384 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of filing fees of $102,850.98 attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	WelltowerInc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Apr. 30, 2024
Fee Paid with Fee Offset Source	$ 378,438.41
Offset Note
(1)
$3,500,000,000 in aggregate offering amount of the Registrant’s common stock, par value $1.00 per share, was previously registered under the prospectus supplement filed by the Registrant on April 30, 2024 and the Registration Statement, of which $696,822,384 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of filing fees of $102,850.98 attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.